Accounts receivable net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Accounts receivable net
Allowance for credit losses, beginning balance	$ 34,189,394	$ 302,914
(Reversal of) allowance for credit losses	(2,775,018)	33,451,447
Translation adjustments	1,132,635	435,033
Allowance for credit losses, ending balance	$ 32,547,011	$ 34,189,394